Expense Example, No Redemption - Investor A, C, Institutional and Class R - BLACKROCK 40/60 TARGET ALLOCATION FUND - Investor C Shares	Jan. 28, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 146
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	795
Expense Example, No Redemption, 10 Years	$ 1,540